FINANCIAL RISK MANAGEMENT - Market risk (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Currency risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	10.00%
Percentage of increase on impact of currency rate change on pre-tax loss 10%	10.00%
Percentage of decrease on impact of currency rate change on pre-tax loss 10%	10.00%
Currency risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	$ 5,208
Impact of currency rate change on pre-tax loss 10% decrease	(5,208)
Currency risk | Receivables and other
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	1,380
Impact of currency rate change on pre-tax loss 10% decrease	(1,380)
Currency risk | Marketable securities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	2,214
Impact of currency rate change on pre-tax loss 10% decrease	(2,214)
Currency risk | Accounts payable and accrued liabilities
FINANCIAL RISK MANAGEMENT
Impact of currency rate change on pre-tax loss 10% increase	(9,605)
Impact of currency rate change on pre-tax loss 10% decrease	$ 9,605
Interest rate risk
FINANCIAL RISK MANAGEMENT
Impact on pre-tax loss in exchange rate on financial assets and liabilities	1.00%